Income taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income taxes
Our subsidiaries are subject to taxation in a number of tax jurisdictions, principally Ireland, the United States, and the Netherlands.
The following table presents our provision for income taxes by tax jurisdiction for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018	2017	2016
Deferred tax expense (benefit)
Ireland	$140,621	$144,532	$141,364
United States	6,510	56,650	(41,163)
The Netherlands	4,136	(7,470)	(8,346)
Other	8,881	(14,188)	14,124
	160,148	179,524	105,979
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets
Ireland	368	1,366	1,562
United States	(2,838)	(29,147)	54,056
The Netherlands	(2,302)	(8,518)	12,843
Other	(7,788)	13,796	(13,100)
	(12,560)	(22,503)	55,361
Current tax (benefit) expense
Ireland	(27)	5,606	4,730
United States	(3,691)	(1,659)	3,166
The Netherlands	(307)	717	1,164
Other	516	3,033	3,096
	(3,509)	7,697	12,156
Provision for income taxes	$144,079	$164,718	$173,496

The following table provides a reconciliation of the statutory income tax expense to provision for income taxes for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018		2017		2016
Income tax expense at statutory income tax rate of 12.5%	$143,866		$154,484		$150,050

Permanent differences	1,016	(a)	23,737	(b)	29,057	(c)
Foreign rate differential	(803)		(13,503)		(5,611)
	213		10,234		23,446
Provision for income taxes	$144,079		$164,718		$173,496

(a)	The 2018 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(b)
The 2017 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, impacts of the change in tax rate in the United States, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(c)
The 2016 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, non-deductible intercompany interest allocated to the United States, and a valuation allowance taken in respect of U.S., Dutch and Irish tax losses.

The following tables present our foreign rate differential by tax jurisdiction for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31, 2018
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,163,574	12.5%	0.0%	$—
United States	(85)	22.0%	9.5%	(8)
The Netherlands	6,108	25.0%	12.5%	764
Other	(10,977)	26.7%	14.2%	(1,559)
Taxable income	$1,158,620			$(803)
Permanent differences (c)	(7,687)
Income from continuing operations before income tax	$1,150,933

	Year Ended December 31, 2017
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,212,029	12.5%	0.0%	$—
United States	72,390	35.7%	23.2%	16,744
The Netherlands	(61,086)	25.0%	12.5%	(7,636)
Isle of Man	185,882	0.0%	(12.5)%	(23,235)
Other	9,138	19.3%	6.8%	624
Taxable income	$1,418,353			$(13,503)
Permanent differences (d)	(182,481)
Income from continuing operations before income tax	$1,235,872

	Year Ended December 31, 2016
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,151,387	12.5%	0.0%	$—
United States	44,238	36.3%	23.8%	10,529
The Netherlands	37,580	25.0%	12.5%	4,698
Isle of Man	181,286	0.0%	(12.5)%	(22,661)
Other	18,989	22.1%	9.6%	1,823
Taxable income	$1,433,480			$(5,611)
Permanent differences (e)	(233,084)
Income from continuing operations before income tax	$1,200,396

(a)	The local statutory income tax expense for our significant tax jurisdictions (Ireland, the United States and the Netherlands) does not differ from the actual income tax expense.

(b)	The tax variance as a result of global activities is primarily caused by our operations in countries with a higher or lower statutory tax rate than the statutory tax rate in Ireland.

(c)	The 2018 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(d)
The 2017 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, impacts of the change in tax rate in the United States, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(e)
The 2016 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, non-deductible intercompany interest allocated to the United States, and a valuation allowance taken in respect of U.S., Dutch and Irish tax losses.

The calculation of income for tax purposes differs significantly from book income. Deferred income tax is provided to reflect the impact of temporary differences between the amounts of assets and liabilities for financial reporting purposes and such amounts as measured under tax law in the various jurisdictions. Tax loss carry forwards and accelerated tax depreciation on flight equipment held for operating leases give rise to the most significant timing differences.
The following tables provide details regarding the principal components of our deferred income tax liabilities and assets by jurisdiction as of December 31, 2018 and 2017:

	As of December 31, 2018
	Ireland	United States	The Netherlands	Other	Total
Depreciation/Impairment	$(1,612,534)	$254	$5,974	$(887)	$(1,607,193)
Intangibles	(7,011)	(6,108)	—	—	(13,119)
Interest expense	—	(126)	—	—	(126)
Accrued maintenance liability	(3,242)	4,509	—	—	1,267
Obligations under capital leases and debt obligations	(4,255)	—	—	—	(4,255)
Investments	—	(8,619)	—	—	(8,619)
Deferred losses on sale of assets	—	28,770	—	—	28,770
Accrued expenses	—	1,952	—	—	1,952
Valuation allowance	(3,296)	(57,145)	(15,938)	(15,919)	(92,298)
Losses and credits forward	996,676	62,351	28,770	23,018	1,110,815
Other	(77,973)	(1,324)	(1,760)	(2,454)	(83,511)
Net deferred income tax (liabilities) assets	$(711,635)	$24,514	$17,046	$3,758	$(666,317)

	As of December 31, 2017
	Ireland	United States	The Netherlands	Other	Total
Depreciation/Impairment	$(1,336,757)	$1,553	$9,138	$327	$(1,325,739)
Intangibles	(4,159)	(5,341)	—	—	(9,500)
Interest expense	—	(166)	—	—	(166)
Accrued maintenance liability	(4,362)	4,055	—	—	(307)
Obligations under capital leases and debt obligations	(4,691)	—	—	—	(4,691)
Investments	—	(8,095)	—	—	(8,095)
Deferred losses on sale of assets	—	32,119	—	—	32,119
Accrued expenses	—	7,338	—	—	7,338
Valuation allowance	(2,928)	(59,983)	(18,240)	(23,707)	(104,858)
Losses and credits forward	850,774	59,260	26,047	25,731	961,812
Other	(70,042)	(2,543)	(542)	2,500	(70,627)
Net deferred income tax (liabilities) assets	$(572,165)	$28,197	$16,403	$4,851	$(522,714)

The net deferred income tax liabilities as of December 31, 2018 of $666.3 million were recognized in our Consolidated Balance Sheet as deferred income tax assets of $138.3 million and as deferred income tax liabilities of $804.6 million.
The net deferred income tax liabilities as of December 31, 2017 of $522.7 million were recognized in our Consolidated Balance Sheet as deferred income tax assets of $151.2 million and as deferred income tax liabilities of $673.9 million.
The following table presents the movements in the valuation allowance for deferred income tax assets during the years ended December 31, 2018 and 2017:

	Year Ended December 31,
	2018	2017
Valuation allowance at beginning of period	$104,858	$127,361
Decrease of allowance to income tax provision	(12,560)	(22,503)
Valuation allowance at end of period	$92,298	$104,858

As of December 31, 2018 and 2017, we had $29.8 million and $31.0 million, respectively, of unrecognized tax benefits. Substantially all of the unrecognized tax benefits as of December 31, 2018, if recognized, would affect our effective tax rate. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next 12 months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.
Our primary tax jurisdictions are Ireland, the United States and the Netherlands. Our tax returns are open for examination in Ireland from 2014 forward, in the United States from 2014 forward and in the Netherlands from 2013 forward.
Our policy is to recognize accrued interest on the underpayment of income taxes as a component of interest expense and penalties associated with tax liabilities as a component of provision for income taxes.
Ireland
Since 2006, the enacted Irish corporate income tax rate has been 12.5%. Some of our Irish tax-resident operating subsidiaries have significant loss carry forwards as of December 31, 2018 which give rise to deferred income tax assets. The availability of these loss carry forwards does not expire with time. In addition, the vast majority of all of our Irish tax-resident subsidiaries are entitled to accelerated aircraft depreciation for tax purposes and shelter net taxable income with the surrender of losses on a current year basis within the Irish tax group. Based on projected taxable profits in our Irish subsidiaries, we expect to recover the majority of the value of our Irish tax assets and have not recognized a valuation allowance against such assets, with the exception of $3.3 million, as of December 31, 2018.
United States
Our U.S. subsidiaries are assessable to federal and state U.S. taxes. Since the ILFC Transaction, we no longer file one consolidated federal income tax return. We have two distinct groups of U.S. companies that file consolidated returns. The blended federal and state tax rate applicable to our combined U.S. group was 22.0% for the year ended December 31, 2018. Due to a restructuring of activities in the U.S. ILFC/AeroTurbine group, which started in late 2015, we do not expect to generate sufficient sources of taxable income to realize a portion of our deferred income tax asset in the United States. The U.S. AerCap group is also not expected to generate sufficient sources of taxable income to realize a portion of its deferred income tax asset in the United States. Additionally, certain tax attributes are subject to annual limitations as a result of changes in ownership in 2015 as defined under Internal Revenue Code Section 382. Our U.S. federal net operating losses generated through December 31, 2017, expire between 2026 and 2038. Any U.S. federal net operating losses generated in tax years beginning after December 31, 2017 will have an unlimited carry forward period.
On December 22, 2017, the United States enacted new tax legislation (the “Tax Legislation”) that significantly revises the Internal Revenue Code of 1986, as amended. The Tax Legislation included, among other things, a reduction of the U.S. corporate income tax rate from 35% to 21% effective January 1, 2018. As a result of the Tax Legislation, we reassessed our deferred tax assets and liabilities and recorded a tax expense in 2017 of approximately $22 million and do not expect any other provisions to have a material impact.
The Netherlands
The majority of our Dutch subsidiaries form one fiscal unity and are included in one consolidated tax filing. The current tax expense primarily arises due to the existence of interest bearing intercompany receivables. Deferred income tax is calculated using the Dutch corporate income tax rate which will decrease from the current rate of 25.0% to 22.55% in 2020 and 20.5% in 2021 and future years. In respect of the year ended December 31, 2018, tax losses in the Netherlands can generally be carried back one year and carried forward nine years before expiry. From January 1, 2019, tax losses can only be carried forward for six years.